Earnings per Share	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Earnings per Share

5. EARNINGS PER SHARE

A reconciliation of basic and diluted earnings (loss) per share is as follows (in millions, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Basic:
Net income (loss) attributable to CNH Industrial	$39	$(124)	$(347)	$22
Weighted average common shares outstanding—basic	1,362	1,362	1,362	1,360
Basic earnings (loss) per share	$0.03	$(0.09)	$(0.25)	$0.02
Diluted:
Net income (loss) attributable to CNH Industrial	$39	$(124)	$(347)	$22
Weighted average common shares outstanding—basic	1,362	1,362	1,362	1,360
Effect of dilutive securities (when dilutive):
Stock compensation plans	2	—	—	3
Weighted average common shares outstanding—diluted	1,364	1,362	1,362	1,363
Diluted earnings (loss) per share	$0.03	$(0.09)	$(0.25)	$0.02

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted-average number of common shares outstanding during the period. Diluted EPS reflects the potential dilution that could occur if dilutive securities were exercised into common stock. Stock options, restricted stock units, and performance stock units are considered dilutive securities.

For the three and nine months ended September 30, 2016, 6.5 million shares (consisting of stock options) and 8.2 million shares (consisting of 1.7 million restricted stock units and 6.5 million stock options), respectively, were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.

For the three and nine months ended September 30, 2015, 10.1 million shares (consisting of 2.1 million restricted stock units and 8.0 million stock options) and 8.0 million shares (consisting of stock options), respectively, were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.

In January 2016, the Company announced a buy-back program to repurchase up to $300 million in common shares. During the three months ended September 30, 2016, the Company did not repurchase any shares of its common stock.  During the nine months ended September 30, 2016, the Company repurchased 2.1 million shares of its common stock at an aggregate cost of $13.7 million.  Depending on market and business conditions and other factors, the Company may continue or suspend purchasing its common stock at any time without notice.  Acquired shares are included in the issued shares of the Company and treasury stock, but are not included in average shares outstanding when calculating earnings per share.  As of September 30, 2016, the Company held in treasury 1,286,869 common shares, net of transfers of common shares to fulfill its obligations under its stock compensation plans.